Operating expenses - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Sales and marketing	€ 6,431	€ 0	€ 0
Research and development	103,176	48,295	47,781
General and administrative	22,390	7,492	€ 5,580
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Increase in other operating expenses		2,233
Increase in employee benefits expenses	11,702
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Increase in Ulcerative Colitis expenses	45,233	20,841
Decrease (increase) in transversal activities	(4,477,000)	13,943
Decrease (increase) in Crohn's Disease research expenses	€ (2,735)	2,021
Decrease in Rheumatoid Arthritis expenses		€ 2,834